Property and equipment (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment is composed as follows
Property and equipment	R$ 67,104	R$ 10,889
Data processing equipment
Property and equipment is composed as follows
Property and equipment	15,519	5,910
Facilities
Property and equipment is composed as follows
Property and equipment	11	30
Machinery and equipment
Property and equipment is composed as follows
Property and equipment	41,661	4,294
Furniture and fittings
Property and equipment is composed as follows
Property and equipment	2,005	331
Building improvements [member]
Property and equipment is composed as follows
Property and equipment	6,759	234
Vehicles
Property and equipment is composed as follows
Property and equipment	1,149	90
Cost
Property and equipment is composed as follows
Property and equipment	78,607	16,607
Cost | Data processing equipment
Property and equipment is composed as follows
Property and equipment	23,334	11,024
Cost | Facilities
Property and equipment is composed as follows
Property and equipment	38	53
Cost | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	44,757	4,738
Cost | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	2,153	397
Cost | Building improvements [member]
Property and equipment is composed as follows
Property and equipment	6,954	263
Cost | Vehicles
Property and equipment is composed as follows
Property and equipment	1,371	132
Accumulated amortization
Property and equipment is composed as follows
Property and equipment	(11,503)	(5,718)
Accumulated amortization | Data processing equipment
Property and equipment is composed as follows
Property and equipment	(7,815)	(5,114)
Accumulated amortization | Facilities
Property and equipment is composed as follows
Property and equipment	(27)	(23)
Accumulated amortization | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	(3,096)	(444)
Accumulated amortization | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	(148)	(66)
Accumulated amortization | Building improvements [member]
Property and equipment is composed as follows
Property and equipment	(195)	(29)
Accumulated amortization | Vehicles
Property and equipment is composed as follows
Property and equipment	R$ (222)	R$ (42)